Interest-Bearing Borrowings - Schedule of Other Borrowings (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024
Short-term:
Other borrowings, Total		¥ 8,243,615,381	¥ 5,933,286,917
Commercial bank A [Member]
Short-term:
Fixed interest rate per annum	[1]	4.50%
Term	[1]	10
Other borrowings, Total	[1]	¥ 74,870,833	67,320,834
Commercial bank B [Member]
Short-term:
Fixed interest rate per annum	[2]	4.10%
Term	[2]	30
Other borrowings, Total	[2]	¥ 22,250,000	21,830,983
Investors of consolidated VIEs [Member] | Short-term [Member]
Short-term:
Term	[3]	1
Other borrowings, Total	[3]	¥ 6,428,349,468	5,354,881,238
Investors of consolidated VIEs [Member] | Long-term [Member]
Short-term:
Other borrowings, Total	[3]	1,679,000,689	459,550,000
Investors of consolidated VIEs [Member] | Interest payable to [Member]
Short-term:
Other borrowings, Total	[3]	¥ 39,144,391	¥ 29,703,862
Investors of consolidated VIEs [Member] | Minimum [Member] | Short-term [Member]
Short-term:
Fixed interest rate per annum	[3]	6.00%
Investors of consolidated VIEs [Member] | Minimum [Member] | Long-term [Member]
Short-term:
Fixed interest rate per annum	[3]	8.00%
Term	[3]	1
Investors of consolidated VIEs [Member] | Maximum [Member] | Short-term [Member]
Short-term:
Fixed interest rate per annum	[3]	8.50%
Investors of consolidated VIEs [Member] | Maximum [Member] | Long-term [Member]
Short-term:
Fixed interest rate per annum	[3]	8.70%
Term	[3]	5

[1]	In December 2022, the Group entered into a 10-year loan agreement with a commercial bank in the PRC, with total principal of RMB75,500,000. The borrowing bear annual interest rate of 4.5% in 2024 and were secured by the Group’s recently purchased office buildings. As of December 31, 2024, the outstanding loan principal was RMB 67,320,834.
[2]	In November 2023, the Group entered into a 30-year loan agreement with a commercial bank in the PRC, with total principal of RMB22,250,000. The borrowing bear annual interest rate of 4.1% and were secured by the Group’s recently purchased real estate property. As of December 31, 2024, the outstanding loan principal was RMB 21,830,983.
[3]	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2024, the borrowings from VIEs have principal RMB 5,814,431,238, bearing interests from 6.0% to 8.7% per year.